Schedule of other financial instruments (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2021 BRL (R$)
Fair Value Hedge Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	CDI-0.08% per year
Financial Baseline	R$ (10)
Financial projected scenario 1	(1)
Financial projected scenario 2	(1)
Financial projected scenario 3	R$ (1)
Fair Value Hedge Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	CDI+1.70% per year
Financial Baseline	R$ (455)
Financial projected scenario 1	(63)
Financial projected scenario 2	(69)
Financial projected scenario 3	R$ (58)
Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	CDI+1.59% per year
Financial Baseline	R$ (4,630)
Financial projected scenario 1	(584)
Financial projected scenario 2	(643)
Financial projected scenario 3	R$ (526)
Borrowings And Financing C B D [Member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	CDI+1.89% per year
Financial Baseline	R$ (2,737)
Financial projected scenario 1	(345)
Financial projected scenario 2	(380)
Financial projected scenario 3	(311)
Total Borrowings And Financing Exposure [Member]
IfrsStatementLineItems [Line Items]
Financial Baseline	(7,832)
Financial projected scenario 1	(993)
Financial projected scenario 2	(1,093)
Financial projected scenario 3	R$ (896)
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	93.51% of CDI	[1]
Financial Baseline	R$ 4,598	[1]
Financial projected scenario 1	503	[1]
Financial projected scenario 2	553	[1]
Financial projected scenario 3	453	[1]
Net Exposure [Member]
IfrsStatementLineItems [Line Items]
Financial Baseline	(3,234)
Financial projected scenario 1	(490)
Financial projected scenario 2	(540)
Financial projected scenario 3	R$ (443)

[1]	Weighted average